Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Realized gains (losses)	$ (181)	$ (2,476)	$ (10,923)	$ (7,392)
Unrealized gains (losses)	3,810	1,445	3,021	5,297
Total	3,629	(1,031)	(7,902)	(2,095)
Interest Rate Swap [Member]
Derivative [Line Items]
Realized gains (losses)	(1,277)	(2,476)	(12,145)	(7,392)
Unrealized gains (losses)	3,800	1,550	5,914	4,533
Total	2,523	(926)	(6,231)	(2,859)
Stock Purchase Warrant [Member]
Derivative [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	(199)	(105)	(4,447)	764
Total	(199)	(105)	(4,447)	764
Time-charter Swap [Member]
Derivative [Line Items]
Realized gains (losses)	1,096	0	1,222	0
Unrealized gains (losses)	209	0	1,554	0
Total	$ 1,305	$ 0	$ 2,776	$ 0